Inventories - Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	€ 674,733	€ 588,277
Work-in-process	1,415,452	1,370,934
Finished products	1,073,404	1,029,535
Inventories, gross	3,163,589	2,988,746
Allowance for obsolescence and/or lower market value	(382,711)	(415,016)	€ (311,382)
Inventories, net	€ 2,780,878	€ 2,573,730